Quarterly Holdings Report
for
Fidelity® Limited Term Municipal Income Fund
March 31, 2024
STM-NPRT1-0524
1.814658.119
Municipal Bonds - 98.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 2.6%
Birmingham Arpt. Auth. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	555	578
5% 7/1/27 (Build America Mutual Assurance Insured)	500	531
Black Belt Energy Gas District:
Bonds:
(Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	4,000	4,013
Series 2022 E, 5%, tender 6/1/28 (b)	4,945	5,155
Series 2023 D1, 5.5%, tender 2/1/29 (b)	4,460	4,753
Series 2022 C1:
5.25% 12/1/26	1,845	1,906
5.25% 6/1/27	1,290	1,339
5.25% 12/1/27	1,170	1,223
5.25% 6/1/28	1,540	1,616
5.25% 12/1/28	1,275	1,345
5.25% 6/1/29	1,000	1,058
Huntsville Health Care Auth. Bonds Series 2023 A, 5%, tender 6/1/30 (b)	8,950	9,763
Jefferson County Swr. Rev. Series 2024, 5% 10/1/29	1,195	1,311
Mobile County Board of School Commissioners Series 2016 A, 5% 3/1/25	1,225	1,241
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	5,030	4,846
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	10,000	10,578
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1:
4% 6/1/24	600	599
4% 6/1/25	725	723
4% 6/1/26	1,500	1,501
4% 6/1/27	2,440	2,442
4% 6/1/28	3,780	3,790
Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	6,035	6,254
Univ. of Alabama Gen. Rev. Series 2019 C, 5% 7/1/31	2,285	2,529
TOTAL ALABAMA		69,094
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	1,075	1,034
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/26 (c)	1,510	1,565
Alaska Muni. Bond Bank Series 2015 B, 5% 3/1/28 (c)	1,390	1,403
TOTAL ALASKA		4,002
Arizona - 1.7%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2016 A, 5% 7/1/26	275	281
Series 2021:
5% 8/1/26	1,100	1,150
5% 8/1/27	1,500	1,602
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	1,465	1,476
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/25	1,100	1,112
5% 2/1/26	1,200	1,237
5% 2/1/27	1,200	1,261
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	8,765	9,032
Glendale Union School District 205 Series A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	200	208
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	250	264
Maricopa County Indl. Dev. Auth. Sr. Living Facilities (Christian Care Surprise, Inc. Proj.) Series 2016, 5% 1/1/26 (d)	515	492
Maricopa County Rev. Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	6,765	6,974
Series 2023 A2, 5%, tender 5/15/28 (b)	4,480	4,764
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D, 5% 7/1/26	3,000	3,123
Maricopa County Unified School District #48 Scottsdale Series D:
4% 7/1/25	800	808
4% 7/1/26	900	919
4% 7/1/27	225	233
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B:
5% 7/1/24 (c)	1,550	1,554
5% 7/1/25 (c)	1,500	1,526
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,045
Tucson Ctfs. of Prtn. Series 2016, 5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,245	1,294
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/26	2,000	2,085
TOTAL ARIZONA		43,440
California - 4.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2021 A, 2%, tender 4/1/28 (b)	7,365	6,829
Series A, 2.95%, tender 4/1/26 (b)	4,895	4,800
Series B, 2.85%, tender 4/1/25 (b)	4,000	3,955
California Gen. Oblig.:
Series 2017, 5% 8/1/26	1,200	1,254
Series 2020:
4% 11/1/26	700	718
5% 11/1/28	6,690	7,351
Series 2023, 5% 10/1/28	4,000	4,387
California Infrastructure and Econ. Dev. Bank Rev. Series 2024 A, 3.25% 8/1/29	1,005	1,009
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.) Series 2023 B, 5% 12/1/28	5,950	6,586
Series 2023 A, 5% 12/1/29	2,000	2,256
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Series 1999, 0% 8/1/28 (AMBAC Insured)	1,435	1,263
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/26 (Build America Mutual Assurance Insured) (c)	1,000	1,032
5% 7/1/27 (Build America Mutual Assurance Insured) (c)	1,340	1,408
5% 7/1/28 (Build America Mutual Assurance Insured) (c)	2,885	3,077
5% 7/1/29 (Build America Mutual Assurance Insured) (c)	3,025	3,273
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/24 (Escrowed to Maturity) (c)	120	120
5% 5/15/25 (c)	880	894
5% 5/15/25 (Escrowed to Maturity) (c)	120	122
Series 2017 B, 5% 5/15/25 (c)	2,265	2,301
Series 2018 B:
5% 5/15/25 (c)	1,305	1,326
5% 5/15/26 (c)	1,545	1,594
Series 2018 C, 5% 5/15/27 (c)	1,615	1,693
Series 2020 C, 5% 5/15/26 (c)	2,645	2,728
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/28	3,450	3,777
Port of Oakland Rev.:
Series 2021 H, 5% 5/1/28 (c)	1,000	1,058
Series H:
5% 5/1/26 (c)	1,830	1,880
5% 5/1/27 (c)	3,400	3,546
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (c)	1,000	1,028
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 1/1/27 (c)	2,405	2,495
Series 2022 A:
5% 5/1/26 (c)	4,535	4,659
5% 5/1/27 (c)	4,590	4,788
5% 5/1/28 (c)	6,130	6,491
5% 5/1/29 (c)	4,100	4,411
Series 2023 A, 5% 5/1/25 (c)	1,770	1,796
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	8,000	7,706
TOTAL CALIFORNIA		103,611
Colorado - 2.3%
Colorado Health Facilities Auth. Rev. Bonds Bonds:
Series 2019 B:
5%, tender 8/1/25 (b)	2,950	2,980
5%, tender 8/1/26 (b)	2,035	2,085
5%, tender 11/19/26 (b)	615	642
5%, tender 11/19/26 (b)	6,065	6,320
Series 2023 A1, 5%, tender 11/15/28 (b)	12,265	13,174
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	960	957
Series 2019 H, 4.25% 11/1/49	490	489
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/26	1,000	1,041
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	14,940	14,952
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/29 (c)	1,205	1,285
Series 2020 B1, 5% 11/15/24 (c)	1,500	1,511
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	1,824
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	9,030	8,942
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,625	1,578
Series 2021 C3B, 2%, tender 10/15/26 (b)	1,345	1,283
TOTAL COLORADO		59,063
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/30	965	1,068
Series 2020 C, 2% 6/1/25	1,000	976
Series 2022 E, 5% 11/15/26	6,000	6,305
Series C, 4% 6/1/26	1,100	1,120
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 B, 1.8%, tender 7/1/24 (b)	3,150	3,126
Series 2017 B2, 3.2%, tender 7/1/26 (b)	3,370	3,364
Series 2017 C2, 2.8%, tender 2/3/26 (b)	19,250	18,916
Series 2016 A, 2%, tender 7/1/26 (b)	1,725	1,662
Series 2019 A:
4% 7/1/24 (d)	1,090	1,083
5% 7/1/25 (d)	705	696
5% 7/1/28 (d)	1,315	1,286
5% 7/1/29 (d)	940	919
Series 2022 M:
5% 7/1/24	175	175
5% 7/1/27	250	260
5% 7/1/28	300	317
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series A, 5% 9/1/26	1,025	1,072
Hartford County Metropolitan District Gen. Oblig. Series 2021 A:
5% 9/1/27	800	857
5% 9/1/28	775	850
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	373	373
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	980	998
Stratford Gen. Oblig. Series 2019, 5% 1/1/26	3,735	3,837
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/26	1,000	1,048
TOTAL CONNECTICUT		50,308
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	1,475	1,417
District Of Columbia - 2.5%
District of Columbia Income Tax Rev. Series 2022 C, 5% 12/1/27	5,900	6,362
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	7,540	7,431
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (c)	1,140	1,144
Series 2017 A, 5% 10/1/26 (c)	12,905	13,376
Series 2019 A, 5% 10/1/25 (c)	1,410	1,438
Series 2020 A:
5% 10/1/24 (c)	4,470	4,492
5% 10/1/25 (c)	4,470	4,560
Series 2021 A:
5% 10/1/25 (c)	3,000	3,060
5% 10/1/28 (c)	20,500	22,027
Washington D.C. Metropolitan Transit Auth. Rev. Series 2018, 5% 7/1/31	1,790	1,894
TOTAL DISTRICT OF COLUMBIA		65,784
Florida - 4.9%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26	1,920	1,976
5% 4/1/28	2,115	2,252
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (c)	6,645	6,650
Series 2015 C, 5% 10/1/24 (c)	1,015	1,018
Series 2019 A:
5% 10/1/24 (c)	1,300	1,304
5% 10/1/25 (c)	1,500	1,523
Series 2019 B:
5% 10/1/24 (c)	750	752
5% 10/1/25 (c)	755	766
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/24	540	540
5% 10/1/26	1,940	1,964
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,485	1,546
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	8,200	8,721
Florida Dev. Fin. Corp. Healthcare Facility Rev. Bonds (Tampa Gen. Hosp. Proj.) Series 2024 B, 5%, tender 10/1/31 (b)	3,940	4,342
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	1,270	1,290
Florida Hsg. Fin. Corp. Rev. Series 2021 1, 3% 1/1/52	4,780	4,624
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/24	1,955	1,962
5% 10/1/25	1,710	1,738
5% 10/1/26	1,955	1,975
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 4% 10/1/26	530	539
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 5% 10/1/29 (Pre-Refunded to 10/1/25 @ 100) (c)	1,070	1,088
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	620	631
Series 2016, 5% 10/1/26 (c)	1,300	1,345
Series 2017 A:
5% 10/1/25 (c)	320	325
5% 10/1/25 (Escrowed to Maturity) (c)	1,675	1,707
5% 10/1/26 (c)	545	562
5% 10/1/26 (Escrowed to Maturity) (c)	2,025	2,100
5% 10/1/27 (Escrowed to Maturity) (c)	580	613
Series 2019 A:
5% 10/1/24 (c)	12,700	12,750
5% 10/1/25 (c)	6,700	6,815
5% 10/1/27 (c)	1,940	2,048
Hillsborough County School Board Ctfs. of Prtn. (School Board of Hillsbrough County, Florida Master Lease Prog.) Series 2017 B, 5% 7/1/28	2,375	2,512
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	785	791
5% 10/1/25	610	627
5% 10/1/26	435	455
5% 10/1/27	345	369
5% 10/1/28	685	748
5% 10/1/29	595	664
5% 10/1/30	560	637
5% 10/1/32	510	597
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/24 (c)	1,795	1,801
5% 10/1/25 (c)	3,325	3,379
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	4,810	4,878
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24 (c)	1,800	1,801
Series 2014 A, 5% 10/1/31 (c)	1,750	1,758
Series 2016 A, 5% 10/1/27	1,275	1,324
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.) Series 2007, 4.625%, tender 11/1/24 (b)	10,000	10,016
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,880	1,909
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	9,950	9,820
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/28	150	156
Series 2014, 5% 12/1/24 (Escrowed to Maturity)	380	383
Palm Beach County Health Facilities Auth. Rev.:
Series 2015 C:
5% 5/15/24	1,000	999
5% 5/15/30	2,490	2,492
Series 2021 C, 4% 5/15/29	1,440	1,379
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	2,170	2,143
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	999
5% 7/1/26	1,115	1,161
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24	120	120
TOTAL FLORIDA		129,384
Georgia - 3.8%
Atlanta Arpt. Rev.:
Series 2020 A, 5% 7/1/26 (c)	3,000	3,096
Series 2020 B:
5% 7/1/27 (c)	4,000	4,203
5% 7/1/29 (c)	1,920	2,083
Series 2021 C, 5% 7/1/30 (c)	1,315	1,440
Series 2023 G:
5% 7/1/28 (c)	2,015	2,156
5% 7/1/29 (c)	5,635	6,115
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 4, 3.8%, tender 5/21/26 (b)	3,500	3,520
Series 2012, 1.7%, tender 8/22/24 (b)	3,400	3,353
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	900	888
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (b)	4,840	4,944
Georgia Gen. Oblig. Series 2016 A, 5% 2/1/27	4,980	5,159
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A:
4% 11/1/24	1,420	1,420
5% 1/1/25	1,000	1,008
5% 1/1/26	1,125	1,156
5% 1/1/26	1,000	1,028
5% 1/1/27	760	793
Main Street Natural Gas, Inc.:
Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	15,000	15,119
Series 2021 C, 4%, tender 12/1/28 (b)	16,990	16,932
Series 2023 D, 5%, tender 12/1/30 (b)	11,820	12,422
Series 2022 A:
4% 12/1/24	1,100	1,095
4% 12/1/25	170	169
4% 12/1/26	1,955	1,935
Series 2023 D, 5% 12/1/29	2,750	2,867
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,293
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/26	1,200	1,237
TOTAL GEORGIA		100,431
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2018 A, 5% 7/1/31 (c)	1,000	1,061
Hawaii Gen. Oblig. Series 2015 EZ, 5% 10/1/26	10,000	10,252
Honolulu City & County Gen. Oblig.:
Series 2016 C, 5% 10/1/28	1,000	1,095
Series 2020 F, 5% 7/1/26	800	835
Series 2022 A, 5% 11/1/26	1,985	2,087
TOTAL HAWAII		15,330
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	220	218
Illinois - 9.2%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/24	420	420
Chicago Board of Ed.:
Series 2017 C:
5% 12/1/26	485	499
5% 12/1/27	1,830	1,902
Series 2018 C, 5% 12/1/24	13,000	13,069
Series 2019 A, 0% 12/1/26	3,500	3,132
Series 2023 A, 5% 12/1/30	5,000	5,352
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/30	2,005	2,178
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	3,490
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	3,475	3,475
Series 2016 A:
5% 1/1/27 (c)	2,810	2,851
5% 1/1/28 (c)	500	508
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/27 (c)	1,220	1,219
Series 2015 A:
5% 1/1/26 (c)	1,600	1,604
5% 1/1/27 (c)	1,000	1,006
Series 2015 C, 5% 1/1/26 (c)	1,540	1,544
Series 2016 A, 5% 1/1/27 (c)	840	856
Series 2017 D:
5% 1/1/26 (c)	445	454
5% 1/1/27 (c)	1,595	1,652
5% 1/1/29 (c)	215	223
Series 2022 A, 5% 1/1/26 (c)	830	847
Series 2022 C, 5% 1/1/26 (c)	2,300	2,347
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	1,225	1,239
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/24	425	428
5% 11/15/25	425	435
5% 11/15/26	850	887
5% 11/15/27	1,075	1,144
Series 2021 B:
4% 11/15/25	1,100	1,109
4% 11/15/26	555	567
4% 11/15/27	565	584
4% 11/15/28	285	297
Series 2022 A:
5% 11/15/25	5,585	5,717
5% 11/15/26	300	313
5% 11/15/27	325	346
5% 11/15/28	350	380
5% 11/15/29	1,315	1,454
Cook County Sales Tax Rev.:
Series 2022 A:
5% 11/15/26	635	663
5% 11/15/27	350	372
5% 11/15/28	190	206
5% 11/15/29	140	155
5% 11/15/30	315	353
Series 2022 B:
5% 11/15/25	815	836
5% 11/15/26	360	376
5% 11/15/27	470	500
5% 11/15/28	290	314
5% 11/15/29	265	294
5% 11/15/30	275	308
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (b)	2,125	2,126
5%, tender 11/15/26 (b)	2,830	2,906
Series 2015, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	1,190	1,207
Series 2021 A, 5% 10/1/31	3,000	3,462
Series 2022 A:
5% 10/1/26	265	269
5% 10/1/28	330	341
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,690
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	740	748
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	4,394
5% 5/15/27	9,260	9,597
Series 2008 A3, 5% 11/1/30	2,940	3,061
Series 2015 A:
5% 11/15/24	1,490	1,499
5% 11/15/25	1,905	1,936
5% 11/15/26	1,955	1,994
Series 2015 B, 5% 11/15/24	1,910	1,922
Series 2016 A:
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	1,000	1,044
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	5,850	6,105
Series 2016 C, 5% 2/15/27	1,875	1,977
Series 2016:
5% 5/15/25	490	496
5% 5/15/26	980	1,002
5% 5/15/27	1,225	1,263
Series 2019:
5% 9/1/24	415	414
5% 9/1/25	900	895
5% 4/1/26	1,625	1,666
5% 9/1/26	300	299
5% 4/1/27	2,135	2,226
5% 9/1/27	500	498
5% 4/1/28	1,425	1,506
5% 4/1/29	2,000	2,146
Illinois Gen. Oblig.:
Series 2014, 5% 2/1/25	2,275	2,277
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	3,760	3,849
5% 1/1/26	2,970	3,050
Series 2017 C, 5% 11/1/29	14,620	15,499
Series 2017 D:
5% 11/1/25	6,635	6,797
5% 11/1/26	5,890	6,142
Series 2018 A, 5% 10/1/26	4,615	4,803
Series 2020 B:
5% 10/1/25	5,105	5,219
5% 10/1/28	6,500	7,016
Series 2022 B:
5% 3/1/26	6,880	7,086
5% 3/1/27	6,500	6,817
Series 2023 B, 5% 5/1/28	3,000	3,215
Series 2023 D, 5% 7/1/28	4,230	4,550
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	505	498
Illinois Sales Tax Rev. Series 2021 C:
5% 6/15/24	615	618
5% 6/15/25	355	362
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2024 A, 5% 1/1/31	790	901
Lake, Cook, Kane & McHenry Countries Cmnty. Unit School District #220 Series 2021, 3% 12/1/32	1,250	1,169
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/25	4,915	4,762
0% 1/15/26	3,695	3,453
Metropolitan Pier & Exposition:
Series 1994, 0% 6/15/29 (FGIC Insured)	5,020	4,196
Series 2002:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,440	2,020
0% 12/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,690	3,038
Series 2022 A, 3% 6/15/25	2,330	2,298
Series 2023 A, 5% 12/15/28	2,880	3,037
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/29	5,225	5,683
Series 2023 D, 5% 1/1/28	1,735	1,852
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/31	2,820	3,021
TOTAL ILLINOIS		239,822
Indiana - 2.0%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	600	553
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	1,025	951
Indiana Fin. Auth. Health Sys. Rev. Bonds:
Series 2019 B, 2.25%, tender 7/1/25 (b)	6,405	6,294
Series 2023 B1, 5%, tender 7/1/28 (b)	5,865	6,241
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 L, 0.7%, tender 1/1/26 (b)	1,105	1,031
Series 2011 M, 0.7%, tender 1/1/26 (b)	7,795	7,275
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	990	971
Series 2021 B, 3% 7/1/50	755	730
Series 2021 C1, 3% 1/1/52	3,375	3,243
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1, 5% 1/1/25 (c)	2,845	2,862
Series 2019 D, 5% 1/1/25 (c)	1,710	1,720
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (c)	3,680	3,750
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2017, 5%, tender 11/1/24 (b)(c)	1,250	1,253
Series 2019 A, 5%, tender 6/5/26 (b)(c)	15,985	16,321
TOTAL INDIANA		53,195
Iowa - 0.1%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2019 B, 5% 12/1/24 (c)	800	805
Series 2023 B, 5% 12/1/30 (c)	1,770	1,891
TOTAL IOWA		2,696
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A, 5% 9/1/25	785	801
Kentucky - 3.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	980	985
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	9,750	9,094
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	5,750	5,337
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A:
5% 11/1/25	3,000	3,069
5% 11/1/26	1,000	1,044
5% 11/1/27	1,000	1,065
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/24	1,655	1,653
Kentucky Hsg. Corp. Single Family Mtg. Rev. Series 2023 A, 6% 7/1/54	12,775	14,049
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (b)	10,455	10,494
Series 2024 A, 5%, tender 7/1/30 (b)	4,000	4,233
Series A, 4%, tender 6/1/26 (b)	11,570	11,547
Series C1, 4%, tender 6/1/25 (b)	15,000	15,056
Series A:
4% 12/1/25	825	821
4% 6/1/26	1,085	1,078
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	5,985	6,162
Series 2023 A:
5% 10/1/28	2,500	2,683
5% 10/1/29	1,310	1,427
5% 10/1/30	1,485	1,642
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	1,280	1,282
TOTAL KENTUCKY		92,721
Louisiana - 0.4%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	950	1,031
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/25 (c)	195	196
5% 1/1/26 (c)	490	500
Series 2017 D2, 5% 1/1/25 (c)	1,390	1,399
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	3,765	3,591
Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	3,320	3,297
TOTAL LOUISIANA		10,014
Maine - 0.1%
Brunswick Series 2020, 2% 11/1/31	1,015	900
City of Portland Arpt. Series 2016, 5% 1/1/29	690	705
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/28	555	592
5% 7/1/29	600	651
5% 7/1/30	500	551
TOTAL MAINE		3,399
Maryland - 1.8%
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	700	666
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,125	1,116
Series 2019 C, 3.5% 3/1/50	1,100	1,079
Series 2021 C, 0.6% 7/1/24	1,095	1,085
Series 2023 E, 6.25% 3/1/54	600	655
Maryland Dept. of Trans.:
Series 2021 B, 5% 8/1/27 (c)	1,805	1,895
Series 2022 B, 5% 12/1/27	1,295	1,393
Series 2022, 5% 12/1/26	1,395	1,467
Maryland Gen. Oblig. Series 2022 2D, 3% 8/1/27	1,575	1,572
Maryland Health & Higher Edl. Bonds:
Series 2020 B2, 5%, tender 7/1/27 (b)	2,480	2,582
Series 2020, 5%, tender 7/1/25 (b)	8,525	8,601
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/24	1,955	1,958
5% 7/1/25	1,730	1,753
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (c)	4,915	4,704
2.625% 6/1/27 (c)	4,030	3,826
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2024 A, 5% 7/1/31	3,770	4,328
Montgomery County Gen. Oblig. Series 2022 A, 5% 8/1/26	7,075	7,404
TOTAL MARYLAND		46,084
Massachusetts - 1.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016 A, 0% 7/1/29	1,000	827
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (b)	5,000	4,739
Series 2015:
5% 7/1/25	740	752
5% 7/1/25 (Escrowed to Maturity)	1,915	1,949
Series 2016 I:
5% 7/1/24	1,075	1,076
5% 7/1/25	1,475	1,498
5% 7/1/25	1,480	1,494
5% 7/1/26	980	1,004
Series 2019 A:
5% 7/1/24	1,150	1,152
5% 7/1/25	825	831
5% 7/1/26	2,015	2,032
Series 2021:
4% 7/1/24	225	224
4% 7/1/25	235	233
Massachusetts Edl. Fing. Auth. Rev.:
Series 2020 C:
5% 7/1/25 (c)	850	864
5% 7/1/26 (c)	1,900	1,943
Series 2021 B, 5% 7/1/26 (c)	1,390	1,423
Series 2023 B:
5% 7/1/28 (c)	3,675	3,832
5% 7/1/29 (c)	2,650	2,797
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series I, 0.7%, tender 7/1/25 (b)	2,133	2,028
Massachusetts Port Auth. Rev.:
Series 2017 A, 5% 7/1/25 (c)	1,115	1,134
Series 2021 E, 5% 7/1/27 (c)	500	524
South Hadley Gen. Oblig. Series 2014, 2.75% 5/15/29	1,430	1,370
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/26	2,445	2,576
TOTAL MASSACHUSETTS		36,302
Michigan - 1.2%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	924
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/26	550	569
5% 7/1/27	900	945
5% 7/1/28	725	772
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	635	636
5% 5/15/24 (Escrowed to Maturity)	5	5
5% 5/15/25	1,275	1,291
5% 5/15/25 (Escrowed to Maturity)	10	10
5% 5/15/26	1,230	1,265
5% 5/15/26 (Escrowed to Maturity)	5	5
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (b)	2,000	1,900
Series 2024 A:
5% 7/1/30	2,000	2,266
5% 7/1/31	2,170	2,491
Michigan Fin. Auth. Rev.:
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	635	565
Series 2019 MI2, 5%, tender 2/1/25 (b)	4,830	4,875
Series 2015 A, 5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	300	301
Series 2015 D1, 0.75% 10/15/25	1,000	957
Series 2020 A, 5% 6/1/25	2,000	2,031
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	1,935	1,867
Series A, 3.5% 12/1/50	925	907
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	3,140	3,097
Novi Cmnty. School District Series I, 4% 5/1/25	600	604
Portage Pub. Schools Series 2016:
5% 5/1/25	1,100	1,119
5% 11/1/28	985	1,019
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	767
5% 7/1/25	500	506
5% 7/1/26	750	770
TOTAL MICHIGAN		32,464
Minnesota - 1.5%
Duluth Econ. Dev. Auth. Series 2021 A:
3% 7/1/24	200	199
3% 7/1/25	615	600
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/25 (c)	460	463
5% 1/1/26 (c)	1,125	1,146
5% 1/1/27 (c)	3,800	3,936
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	11,835	12,670
Minnesota Gen. Oblig. Series 2023 A, 5% 8/1/29	7,810	8,733
Minnesota Hsg. Fin. Agcy.:
Series 2023 E, 6.25% 7/1/54	540	590
Series 2023 F, 5.75% 7/1/53	640	681
Series 2023, 6% 7/1/53	2,925	3,154
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,555	1,558
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	2,430	2,368
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,122
TOTAL MINNESOTA		38,220
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
5% 10/1/25 (d)	1,320	1,321
5% 10/1/27 (d)	900	917
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	1,130	1,176
Series I:
5% 10/1/25	600	611
5% 10/1/27	800	839
TOTAL MISSISSIPPI		4,864
Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/25	710	713
5% 3/1/26	980	1,009
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2020 A:
5% 3/1/26 (c)	1,185	1,208
5% 3/1/27 (c)	4,065	4,196
Series 2020 B:
5% 3/1/26	2,190	2,254
5% 3/1/27	1,535	1,611
Kansas City Planned Indl. Expansion Bonds Series 2023, 5%, tender 7/1/27 (b)	2,485	2,567
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	275	273
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	5,370	5,625
TOTAL MISSOURI		19,456
Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	170	169
Series 2021 B, 3% 12/1/51	2,185	2,111
Series 2022 A, 3% 6/1/52	1,625	1,566
Series A1, 3.5% 6/1/50	2,505	2,456
TOTAL MONTANA		6,302
Nebraska - 1.5%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	9,280	9,814
Series 2019, 4%, tender 8/1/25 (b)	11,940	11,968
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (b)	2,200	2,231
Lincoln Arpt. Auth. Series 2021:
5% 7/1/26 (c)	750	770
5% 7/1/27 (c)	1,275	1,330
5% 7/1/28 (c)	1,830	1,939
5% 7/1/29 (c)	1,000	1,076
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	705	695
Series 2019 E, 3.75% 9/1/49 (c)	700	688
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/26	1,260	1,300
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (b)(c)	7,400	7,112
TOTAL NEBRASKA		38,923
Nevada - 1.1%
Clark County Arpt. Rev.:
Series 2014 A2:
5% 7/1/28	525	527
5% 7/1/30	750	752
Series 2021 B:
5% 7/1/24 (c)	985	987
5% 7/1/25 (c)	1,795	1,821
5% 7/1/27 (c)	6,000	6,304
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2019 E:
5% 7/1/25	1,275	1,302
5% 7/1/27	2,245	2,388
Series B, 5% 7/1/24 (c)	2,080	2,084
Clark County School District:
Series 2017 A, 5% 6/15/26	1,285	1,337
Series 2020 B, 5% 6/15/26	5,805	6,045
Humboldt County Nev Poll. Cont. Rev. (Sierra Pacific Pwr. Co. Projs.) Series 2016 B, 3.55% 10/1/29	670	675
Nevada Gen. Oblig. Series 2015 A, 3% 8/1/29	2,175	2,159
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Projs.):
Series 2016 C, 4.125%, tender 10/1/29 (b)(c)	735	746
Series 2016 G, 3.625%, tender 10/1/29 (b)	535	539
TOTAL NEVADA		27,666
New Hampshire - 0.4%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
5% 8/15/24	600	602
5% 8/15/28	1,125	1,193
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	4,455	4,432
Series 2019 A4, 2.15%, tender 7/1/24 (b)(c)	2,250	2,238
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/25 (Escrowed to Maturity) (c)	1,000	1,007
TOTAL NEW HAMPSHIRE		9,472
New Jersey - 4.3%
New Jersey Econ. Dev. Auth. Series 2024 SSS:
5% 6/15/24 (e)	1,750	1,752
5% 6/15/26 (e)	2,575	2,668
5% 6/15/27 (e)	1,070	1,129
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017, 5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	980	982
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	375	376
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	465	466
Series 2015 XX, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	975	995
Series 2019:
5.25% 9/1/24 (d)	300	302
5.25% 9/1/26 (d)	3,410	3,562
New Jersey Edl. Facility Series 2016 B, 4% 9/1/26	320	324
New Jersey Gen. Oblig. Series 2021, 2% 6/1/29	1,965	1,796
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (b)	3,890	3,960
Series 2019 B3, 5%, tender 7/1/26 (b)	2,750	2,830
Series 2016 A, 5% 7/1/24 (Escrowed to Maturity)	475	476
Series 2016, 5% 7/1/25	275	280
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2015 1A, 5% 12/1/24 (c)	6,015	6,058
Series 2020:
5% 12/1/24 (c)	1,360	1,369
5% 12/1/25 (c)	2,440	2,484
5% 12/1/26 (c)	3,165	3,251
Series 2021 A, 5% 12/1/25 (c)	130	132
Series 2021 B:
5% 12/1/25 (c)	315	321
5% 12/1/26 (c)	1,425	1,464
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 4/1/25 (c)	1,405	1,398
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2024, 5% 1/1/28 (e)	3,100	3,297
Series D, 5% 1/1/28	1,710	1,774
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	6,400	6,042
0% 12/15/26 (Assured Guaranty Corp. Insured)	1,585	1,457
0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,820	1,614
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,225	1,031
0% 12/15/31 (FGIC Insured)	5,400	4,214
Series 2010 A:
0% 12/15/25	1,140	1,075
0% 12/15/27	6,420	5,685
Series 2016 A, 5% 6/15/27	3,960	4,106
Series 2022 AA:
5% 6/15/26	9,745	10,104
5% 6/15/27	8,000	8,460
5% 6/15/28	10,000	10,788
Series A:
0% 12/15/26	11,265	10,297
5% 12/15/25	1,680	1,727
5% 12/15/26	2,600	2,722
TOTAL NEW JERSEY		112,768
New Mexico - 2.0%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/25 (c)	6,250	6,362
5% 9/1/28 (c)	2,000	2,110
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	3,135	3,185
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	2,625	2,603
Series 2021 C, 3% 1/1/52	2,845	2,741
Series 2021 D, 3% 7/1/52	13,675	13,163
Series 2023 C, I 5.75% 3/1/54	1,960	2,104
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	15,495	15,686
Series 2019 A:
4% 5/1/24	950	950
4% 11/1/24	1,450	1,448
4% 5/1/25	2,790	2,785
TOTAL NEW MEXICO		53,137
New York - 9.4%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/24	1,810	1,813
East Hampton Union Free School District Series 2017, 2.25% 6/1/28	505	469
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	7,255	7,166
Series 2020 B, 0.85%, tender 9/1/25 (b)	19,810	18,894
Series 2021 B, 1.5%, tender 9/1/26 (b)	3,360	3,156
Series 2021, 1% 9/1/25	2,805	2,668
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	1,540	1,594
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/25	900	919
Series 2020 A:
5% 7/1/25	750	766
5% 7/1/26	500	521
New York Bridge Auth. Gen. Rev. Series 2021 B, 5% 1/1/27	1,500	1,582
New York City Gen. Oblig.:
Series 2020 A1, 5% 8/1/27	13,205	14,089
Series 2020 C1, 5% 8/1/30	1,000	1,129
Series 2022 B1, 5% 8/1/28	11,490	12,518
Series A, 5% 8/1/26	1,000	1,044
Series A6, 5% 8/1/25	250	250
Series F1, 5% 6/1/25	470	480
Series I1, 5% 3/1/27	615	615
New York City Hsg. Dev. Corp. Bonds Series 2023 E2, 3.8%, tender 1/3/28 (b)	690	689
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,210	2,097
Series 2021 K2, 0.9%, tender 1/1/26 (b)	12,290	11,521
Series 2021, 0.6%, tender 7/1/25 (b)	2,855	2,712
Series 2023 A2, 3.73%, tender 12/29/28 (b)	4,675	4,665
Series 2023 D, 4.3%, tender 11/1/28 (b)	2,355	2,388
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000	1,010
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000	1,027
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	1,000	1,046
New York City Transitional Fin. Auth. Rev.:
Series 2017 E1, 5% 2/1/30	2,830	2,988
Series E1, 5% 2/1/26	475	481
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	370	376
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100)	30	31
Series 2022:
5% 7/1/26	675	687
5% 7/1/27	710	732
5% 7/1/28	750	781
5% 7/1/29	1,065	1,121
New York Dorm. Auth. Sales Tax Rev.:
Series 2017 A, 5% 3/15/31	2,745	2,912
Series 2023 A1, 5% 3/15/29	25,000	27,686
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A, 5% 11/15/24	525	531
Series 2016 B1, 5% 11/15/24	670	677
Series 2017 B1, 4% 11/15/25	250	254
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	765	777
Series 2016 D, 5% 11/15/27	1,500	1,565
Series 2017 A2:
5% 11/15/25	2,620	2,690
5% 11/15/26	5,815	6,080
Series 2017 B, 5% 11/15/24	665	670
Series 2017 C1, 5% 11/15/28	4,340	4,663
New York State Dorm. Auth.:
Series 2018 A, 5% 3/15/27 (Escrowed to Maturity)	970	1,033
Series 2021 A, 5% 3/15/29	1,500	1,654
Series 2023 A:
5% 3/15/29	5,000	5,512
5% 3/15/30	7,295	8,210
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,770	2,601
Series 2021 J2:
1%, tender 11/1/26 (b)	1,770	1,619
1.1%, tender 5/1/27 (b)	6,610	5,957
Series J, 0.75% 5/1/25	2,705	2,599
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 4/1/25 (c)	1,130	1,139
5% 10/1/26 (c)	1,580	1,623
Series 221, 3.5% 10/1/32 (c)	335	327
New York Thruway Auth. Gen. Rev. Series 2014 K, 5% 1/1/32	795	803
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/24 (c)	1,500	1,507
5% 12/1/25 (c)	2,295	2,332
5% 12/1/26 (c)	1,180	1,216
Series 2020 C:
5% 12/1/24	1,000	1,007
5% 12/1/25	800	818
5% 12/1/26	1,250	1,300
5% 12/1/27	1,250	1,322
5% 12/1/28	1,300	1,396
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/26 (c)	13,300	13,707
5% 12/1/27 (c)	12,605	13,189
5% 12/1/28 (c)	600	637
New York Urban Dev. Corp. Rev. Series 2015 A, 5% 3/15/26	250	256
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (c)	625	629
5% 4/1/27 (c)	1,350	1,394
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/25	695	708
5% 6/15/29	965	1,066
Series 2022 B:
5% 10/1/25	800	820
5% 10/1/26	410	429
5% 10/1/28	670	731
Syracuse Reg'l. Arpt. Auth. Series 2021:
5% 7/1/25 (c)	750	757
5% 7/1/26 (c)	1,145	1,168
5% 7/1/27 (c)	1,515	1,564
Triborough Bridge & Tunnel Auth. Bonds:
Series 2021 A2:
2%, tender 5/15/26 (b)	7,870	7,527
2%, tender 5/15/28 (b)	2,575	2,382
Series 2021 B, 5%, tender 5/15/26 (b)	2,470	2,542
TOTAL NEW YORK		246,011
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/25 (c)	1,980	2,007
Series 193:
5% 10/15/25 (c)	4,015	4,099
5% 10/15/29 (c)	1,350	1,369
Series 2015 193, 5% 10/15/27 (c)	7,425	7,542
Series 2023 242:
5% 12/1/27 (c)	2,700	2,843
5% 12/1/28 (c)	11,915	12,728
Series 223:
5% 7/15/25 (c)	1,500	1,525
5% 7/15/26 (c)	2,250	2,320
5% 7/15/27 (c)	3,055	3,197
5% 7/15/28 (c)	2,500	2,655
TOTAL NEW YORK AND NEW JERSEY		40,285
North Carolina - 1.7%
Asheville Spl. Obligations Series 2021, 5% 4/1/25	1,530	1,555
Charlotte Int'l. Arpt. Rev.:
Series 2019 B, 5% 7/1/27 (c)	735	772
Series 2021 B:
5% 7/1/26 (c)	5,535	5,712
5% 7/1/27 (c)	4,500	4,728
5% 7/1/28 (c)	1,675	1,792
5% 7/1/29 (c)	865	939
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2021 B, 5%, tender 12/2/24 (b)	4,200	4,238
Series 2021 C, 5%, tender 12/1/28 (b)	1,570	1,697
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25 (Escrowed to Maturity)	1,115	1,141
5% 10/1/26 (Escrowed to Maturity)	1,360	1,419
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 5% 5/1/25	260	263
North Carolina Grant Anticipation Rev. Series 2021:
5% 3/1/27	2,305	2,438
5% 3/1/28	2,375	2,567
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2023 52A, 6.25% 1/1/55	1,200	1,310
Series 43, 4% 7/1/50	4,245	4,206
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	7,335	7,175
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,110	1,140
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/27 (c)	355	372
Union County Enterprise Systems Rev. Series 2021:
5% 6/1/26	750	781
5% 6/1/27	775	825
TOTAL NORTH CAROLINA		45,070
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	1,305	1,261
Series 2021 B, 3% 7/1/52	3,705	3,558
Series 2023 F, 6.25% 1/1/54	430	470
TOTAL NORTH DAKOTA		5,289
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	1,964
Series 2020:
5% 11/15/26	375	386
5% 11/15/27	185	193
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	2,150	2,122
Series 2021 A:
5% 2/15/26	300	309
5% 2/15/27	400	420
Series 2023 A:
5% 2/15/28	3,615	3,865
5% 2/15/29	4,555	4,963
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,225	1,237
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	490	495
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,053
5% 8/1/28	1,000	1,069
Miami Univ. Series 2022 A, 5% 9/1/24	125	126
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
5% 8/1/27	575	606
5% 8/1/28	1,295	1,385
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/26	1,750	1,832
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	1,345	1,251
Ohio Hosp. Rev. Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	3,920	3,828
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	220	220
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	1,545	1,697
Series 2021 C, 3.25% 3/1/51	15,355	14,910
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/25	2,065	2,082
5% 2/15/26	1,285	1,311
Series 2019, 5% 2/15/29	1,515	1,572
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/25	1,100	1,112
TOTAL OHIO		50,008
Oklahoma - 0.6%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	14,520	14,445
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	285	313
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	310	350
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	775	784
TOTAL OKLAHOMA		15,892
Oregon - 0.3%
Marion & Polk Counties Salem-Keizer School District #24J Series 2020, 0% 6/15/28	2,300	1,949
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	201
5% 10/1/25	225	228
5% 10/1/26	150	153
Series A, 5% 10/1/27	150	155
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	2,415	2,366
Port of Portland Arpt. Rev.:
Series 2020 27 A, 5% 7/1/29 (c)	430	467
Series 27 A, 5% 7/1/26 (c)	1,515	1,563
TOTAL OREGON		7,082
Pennsylvania - 2.9%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/26 (c)	1,750	1,785
5% 1/1/27 (c)	2,000	2,072
5% 1/1/28 (c)	2,250	2,363
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 3.5% 12/1/31	970	804
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/25	200	201
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/25	1,150	1,171
Geisinger Auth. Health Sys. Rev. Bonds:
Series 2020 B, 5%, tender 2/15/27 (b)	3,420	3,541
Series 2020 C, 5%, tender 4/1/30 (b)	3,625	3,898
Lancaster Muni. Auth. Rev. Series 2023 B, 5% 6/1/29	2,650	2,911
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/29	1,000	1,080
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	1,100	1,087
Series 2011, 2.15%, tender 7/1/24 (b)(c)	1,000	992
Pennsylvania Gen. Oblig.:
Series 2018:
3.2% 3/1/29	4,065	4,069
3.35% 3/1/30	6,055	6,089
Series 2019:
5% 7/15/28	1,760	1,920
5% 7/15/29	1,395	1,555
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C, 5% 8/15/25	2,855	2,921
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	625	616
Series 2021 137, 3% 10/1/51	5,505	5,265
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B:
5% 12/1/25	860	884
5% 12/1/26	1,000	1,047
5% 12/1/27	750	802
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	491
Series 2017 B:
5% 7/1/24 (c)	4,790	4,796
5% 7/1/25 (c)	1,700	1,722
Series 2021:
5% 7/1/28 (c)	3,100	3,281
5% 7/1/29 (c)	1,830	1,962
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,004
5% 9/1/25	700	714
5% 9/1/26	750	778
Series 2019 A:
5% 9/1/24	1,050	1,055
5% 9/1/25	1,200	1,225
Series 2019 B, 5% 9/1/24	1,000	1,004
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	320	323
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	260	267
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	250	262
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	245	257
Southcentral Pennsylvania Gen. Auth. Rev. Series 2023 A, 5% 6/1/29	8,475	9,311
TOTAL PENNSYLVANIA		75,525
Puerto Rico - 0.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2022 A, 5% 7/1/28 (d)	7,500	7,850
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	612	606
5.625% 7/1/29	2,265	2,478
Series 2022 A1, 5.375% 7/1/25	6,360	6,486
TOTAL PUERTO RICO		17,420
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	2,300	2,300
5% 5/15/25	5,385	5,419
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	460	456
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	955	937
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (c)	845	859
Series 2019 A:
5% 12/1/24 (c)	1,275	1,284
5% 12/1/25 (c)	1,900	1,934
5% 12/1/26 (c)	1,000	1,031
5% 12/1/28 (c)	510	540
Series 2021 A, 5% 12/1/27 (c)	900	933
Series A:
4% 12/1/26 (c)	355	353
5% 12/1/26 (c)	1,200	1,237
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,425	3,479
5% 6/1/27	980	996
TOTAL RHODE ISLAND		21,758
South Carolina - 0.8%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,075	1,094
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	810	803
Series 2023 B, 6% 1/1/54	955	1,050
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	2,910	2,960
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	4,805	4,902
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	2,310	2,357
South Carolina Pub. Svc. Auth. Rev.:
Series 2015 A, 5% 12/1/25	1,000	1,010
Series 2021 A:
5% 12/1/26	670	695
5% 12/1/27	750	792
Series 2021 B:
5% 12/1/24	1,400	1,408
5% 12/1/25	500	509
5% 12/1/26	500	519
5% 12/1/27	450	475
5% 12/1/28	800	860
York County School District #4 Series 2020, 1.25% 3/1/31	1,005	819
TOTAL SOUTH CAROLINA		20,253
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. Series 2023 G, 6.25% 5/1/55	610	666
Tennessee - 1.2%
Metropolitan Govt. Nashville & Davidson County Elec. Rev.:
Series 2024 A:
5% 5/15/27	1,000	1,063
5% 5/15/30	3,375	3,826
5% 5/15/33	2,000	2,381
Series 2024 B:
5% 5/15/27	3,495	3,715
5% 5/15/32	3,585	4,203
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (c)	2,000	2,060
5% 7/1/27 (c)	2,435	2,543
5% 7/1/28 (c)	3,125	3,314
5% 7/1/29 (c)	3,800	4,093
5% 7/1/30 (c)	3,000	3,280
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	1,450	1,395
TOTAL TENNESSEE		31,873
Texas - 14.2%
Alvin Independent School District Series 2024:
5% 2/15/30	1,000	1,124
5% 2/15/31	1,000	1,144
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/24 (c)	675	678
5% 11/15/25 (c)	650	662
Series 2019, 5% 11/15/24 (c)	2,500	2,512
Bastrop Independent School District Series 2023, 5% 2/15/30	1,150	1,293
Birdville Independent School District Series 2021, 5% 2/15/26	800	826
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	1,440	1,428
Brazos County Gen. Oblig. Series 2020, 1.5% 9/1/32	1,335	1,091
Central Reg'l. Mobility Auth.:
Series 2016, 5% 1/1/26	2,800	2,876
Series 2020 F, 5% 1/1/25	4,455	4,467
Series 2021 C, 5% 1/1/27	6,865	7,033
City of Denton:
Series 2020 A, 5% 2/15/26	1,025	1,058
Series 2020, 2% 2/15/31	1,325	1,175
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	4,370	4,307
Clint Independent School District Series 2015 A, 5% 2/15/26	1,600	1,621
Comal County Series 2017, 4% 2/1/26	1,780	1,806
Comal Independent School District Series 2020, 1.5% 2/1/31	7,135	6,048
Coppell Tex Series 2020:
1% 2/1/31	1,395	1,124
1.125% 2/1/32	1,405	1,111
Cypress-Fairbanks Independent School District Bonds:
Series 2015 B1, 0.28%, tender 8/15/24 (b)	5,800	5,716
Series 2015 B2, 0.28%, tender 8/15/24 (b)	9,205	9,072
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 A, 5% 11/1/26	2,595	2,720
Denton Independent School District:
Bonds:
Series 2014 B:
2%, tender 8/1/24 (b)	265	263
2%, tender 8/1/24 (b)	505	502
Series 2019:
2%, tender 8/1/24 (b)	395	393
2%, tender 8/1/24 (b)	2,185	2,170
Series 2016, 0% 8/15/25	1,610	1,537
El Paso Wtr. & Swr. Rev.:
Series 2017, 5% 3/1/30	1,750	1,846
Series 2020, 3% 3/1/30	1,150	1,144
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	9,400	9,041
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,970	2,729
Fort Worth Gen. Oblig. Series 2020, 5% 3/1/26	3,800	3,931
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	3,500	3,280
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	10,430	11,081
Hallsville Independent School District Series 2020, 5% 2/15/30	1,000	1,099
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev.:
Series 2016, 5% 11/15/25	1,500	1,536
Series 2024, 5% 5/15/29	2,320	2,534
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (b)	6,545	6,776
Series 2020 A, 0.9%, tender 5/15/25 (b)	4,845	4,657
Series 2020 C, 5%, tender 12/1/26 (b)	7,000	7,247
Series 2014 A, 5% 12/1/26	1,085	1,095
Harris County Hosp. District Series 2016, 3% 2/15/31	2,650	2,547
Hays Consolidated Independent School District Series 2022:
5% 2/15/27	650	687
5% 2/15/28	650	702
5% 2/15/29	1,000	1,102
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/25 (c)	1,550	1,568
Series 2018 C:
5% 7/1/26 (c)	500	515
5% 7/1/27 (c)	905	949
Series 2020 B, 5% 7/1/26	2,250	2,341
Houston Gen. Oblig. Series 2017 A, 5% 3/1/27	1,545	1,633
Hurst Euless Bedford Independent School District Series 2024:
5% 8/15/29	1,500	1,669
5% 8/15/30	2,000	2,265
5% 8/15/31	4,535	5,220
Hutto Independent School District Bonds Series 2015, 2%, tender 8/1/25 (b)	1,250	1,225
Kilgore Independent School District Series 2020, 5% 2/15/26	1,075	1,111
Leander Independent School District Series 2023 A, 0% 2/15/31	5,630	4,499
Llano Texas Independent School District Series 2023:
5% 2/15/28	1,150	1,238
5% 2/15/29	500	549
5% 2/15/30	1,500	1,678
5% 2/15/31	750	805
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	1,075	1,090
5% 11/1/30 (c)	1,960	1,993
Series 2021:
5% 11/1/24 (c)	2,615	2,625
5% 11/1/25 (c)	3,920	3,985
5% 11/1/26 (c)	2,845	2,933
5% 11/1/27 (c)	2,885	3,021
5% 11/1/28 (c)	11,150	11,856
5% 11/1/29 (c)	11,705	12,643
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2021, 5% 5/15/25	1,315	1,337
Series 2023, 5% 5/15/26	6,625	6,892
Series 2022, 5% 5/15/27 (Assured Guaranty Muni. Corp. Insured)	1,385	1,471
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/27	1,450	1,530
McKinney Independent School District Series 2021, 5% 2/15/27	1,300	1,374
Medina Valley Texas Independent School District Series 2023:
5% 2/15/28 (Permanent School Fund of Texas Insured)	1,825	1,966
5% 2/15/29 (Permanent School Fund of Texas Insured)	1,605	1,764
5% 2/15/30 (Permanent School Fund of Texas Insured)	3,065	3,435
5% 2/15/31 (Permanent School Fund of Texas Insured)	4,555	5,186
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	1,645	1,634
Midway Independent School District Series 2021, 4% 8/1/27	1,425	1,469
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 0.000% x SIFMA Municipal Swap Index 3.825%, tender 4/4/24 (b)(c)(f)	8,320	8,303
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	7,200	7,127
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,486
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	2,345	2,328
North Texas Tollway Auth. Rev. Series 2021 B, 5% 1/1/29	1,970	2,153
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (b)	7,660	7,578
Series 2020, 0.7%, tender 6/1/25 (b)	11,510	11,134
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	6,615	6,539
Pecos Barstow Toyah Independent School District Series 2023, 5% 2/15/30	2,200	2,349
Pharr San Juan Alamo Independent School District Series 2016, 5% 2/1/26	1,130	1,145
Plano Wtrwks. & Swr. Sys. Rev. Series 2021, 4% 5/1/28	1,110	1,161
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/24 (c)	1,750	1,752
5% 7/1/24 (c)	1,000	1,001
5% 7/1/25 (c)	1,250	1,265
5% 7/1/25 (c)	1,350	1,367
5% 7/1/26 (c)	1,500	1,546
5% 7/1/26 (c)	1,460	1,504
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 D, 1.125%, tender 12/1/26 (b)	10,810	9,805
Series 2022, 2%, tender 12/1/27 (b)	3,145	2,925
Tarrant County College Series 2022, 5% 8/15/27	3,000	3,210
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	4,490	4,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/26	1,465	1,509
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	3,950	4,344
Texas Gen. Oblig. Series 2020 B:
3% 8/1/25 (c)	4,610	4,555
3% 8/1/26 (c)	4,845	4,761
4% 8/1/27 (c)	5,085	5,147
Texas St Technical College Sys. Series 2022 A:
5% 8/1/30	4,690	5,275
5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	2,000	2,317
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	16,470	15,294
Texas Wtr. Dev. Board Rev.:
Series 2016:
4% 10/15/30	4,600	4,696
5% 4/15/29	7,500	7,866
Series 2022, 5% 8/1/30	1,210	1,372
Waco Gen. Oblig. Series 2021 A, 1.5% 2/1/31	3,770	3,116
Waxahachie Independent School District Series 2021, 3% 8/15/30	1,905	1,897
Wichita Falls Independent School District Series 2021:
4% 2/1/25	600	603
4% 2/1/26	850	862
4% 2/1/27	1,100	1,127
4% 2/1/28	900	933
TOTAL TEXAS		371,232
Utah - 0.8%
Ogden City Utah School District Series 2020, 1.25% 6/15/31	1,730	1,409
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/27 (c)	510	533
Series 2018 A, 5% 7/1/26 (c)	2,550	2,626
Series 2021 B:
5% 7/1/24	250	251
5% 7/1/25	530	540
5% 7/1/26	1,150	1,197
5% 7/1/27	750	797
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	13,205	13,622
TOTAL UTAH		20,975
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	1,811	1,734
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A:
5% 6/15/26 (c)	1,045	1,070
5% 6/15/27 (c)	560	577
Series 2021 A:
5% 6/15/27 (c)	350	361
5% 6/15/28 (c)	425	442
5% 6/15/29 (c)	400	421
TOTAL VERMONT		4,605
Virginia - 0.9%
Arlington County IDA Hosp. Facilities:
Bonds Series 2023 A, 5%, tender 7/1/31 (b)	1,065	1,167
Series 2020, 5% 7/1/25	500	508
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	1,055	1,098
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,295
Loudoun County Gen. Oblig. Series 2016 A, 2.5% 12/1/28	1,345	1,285
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	6,750	6,305
Norfolk Arpt. Auth. Series 2021 A:
5% 7/1/27	750	792
5% 7/1/28	1,000	1,077
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	875	945
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,187
5% 6/15/25	980	997
5% 6/15/26	1,680	1,730
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (b)	3,000	2,802
Series 2010 A, 1.2%, tender 5/31/24 (b)	1,725	1,714
TOTAL VIRGINIA		23,902
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,230	1,076
King County Hsg. Auth. Rev.:
Series 2019:
4% 11/1/24	1,075	1,076
4% 11/1/25	1,260	1,269
4% 11/1/30	1,575	1,615
Series 2021:
3% 6/1/25	830	813
4% 12/1/28	375	382
4% 12/1/30	575	581
4% 12/1/31	450	453
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	21,845	20,211
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.):
Series 2023 A1, 5% 1/1/28	760	779
Series 2023 A2, 5% 1/1/28	380	395
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	775	775
Series 2015 B, 5% 3/1/25	450	453
Series 2019, 5% 4/1/25 (c)	2,700	2,729
Series 2021 C:
5% 8/1/24 (c)	5,290	5,303
5% 8/1/25 (c)	2,660	2,700
5% 8/1/26 (c)	3,655	3,771
5% 8/1/27 (c)	2,260	2,372
5% 8/1/28 (c)	6,320	6,723
Seattle Hsg. Auth. Rev.:
(Juniper Apts. Proj.) Series 2023, 5% 6/1/27	1,290	1,329
(Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,545	1,442
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	660	667
5% 1/1/26	390	403
Washington Health Care Facilities Auth. Rev. (Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,464
5% 8/15/26	2,560	2,605
5% 8/15/27	2,425	2,497
Washington Hsg. Fin. Commission Series 2021 2N:
5% 12/1/25	915	937
5% 6/1/27	500	526
TOTAL WASHINGTON		65,346
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)(e)	780	776
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (b)(c)	5,650	5,331
TOTAL WEST VIRGINIA		6,107
Wisconsin - 1.5%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,122
Madison Gen. Oblig. Series 2020 A, 1.375% 10/1/30	7,065	5,970
Milwaukee Gen. Oblig. Series 2018 N4, 5% 4/1/25	7,860	7,956
Roseman Univ. of Health Series 2018 A, 5% 12/1/27	760	770
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 C1, 5%, tender 7/29/26 (b)	1,210	1,246
Series 2020 C, 5%, tender 2/15/27 (b)	5,000	5,114
Series 2017 A, 5% 4/1/29	1,765	1,849
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
Series 2018 B2, 5%, tender 6/24/26 (b)	3,670	3,776
Series 2018 C3, 5%, tender 6/24/26 (b)	2,675	2,752
Series 2018 C4, 5%, tender 6/22/29 (b)	1,125	1,229
Series 2018, 5%, tender 6/22/29 (b)	1,635	1,787
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	1,230	1,184
Series 2021 C, 3% 9/1/52	1,935	1,862
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	345	344
0.81%, tender 5/1/25 (b)	1,335	1,275
TOTAL WISCONSIN		38,236
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/27	370	378
TOTAL MUNICIPAL BONDS (Cost $2,650,793)		2,578,301

Money Market Funds - 0.8%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.63% (g)(h) (Cost $21,345)	21,340,264	21,347

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $2,672,138)	2,599,648
NET OTHER ASSETS (LIABILITIES) - 0.7%	18,953
NET ASSETS - 100.0%	2,618,601

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,796,000 or 0.8% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	19,565	108,350	106,572	294	2	2	21,347	1.0%
Total	19,565	108,350	106,572	294	2	2	21,347

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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